Finance leases (Tables)	9 Months Ended
Sep. 30, 2019
Finance leases
Schedule of outstanding principal balances on finance lease facility

	As at
	Sep 30, 2019	Dec 31, 2018
River Hudson LLC	—	10,380,600
Japanese Leases No.1 and 2	32,609,200	36,253,400
Japanese Lease No.3	16,089,500	17,870,500
CMBFL Leases No.1 to 4	81,784,768	87,496,402
Ocean Yield ASA	62,517,180	66,563,040
Japanese Lease No.4	24,501,138	26,061,943
China Huarong Leases	47,921,297	51,555,997
Total minimum finance lease payments	265,423,083	296,181,882
Amounts representing interest and deferred finance fees	(45,324,301)	(54,705,784)
Net minimum finance lease payments	220,098,782	241,476,098
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Adjusted net minimum finance lease payments	217,218,782	238,596,098

Current portion of finance lease obligations	18,543,717	26,589,017
Current portion of deferred finance fees	(684,812)	(739,817)
Non-current portion of finance lease obligations	205,036,468	218,985,447
Non-current portion of deferred finance fees	(2,796,591)	(3,358,549)
Total finance lease obligations	220,098,782	241,476,098
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	217,218,782	238,596,098

Schedule of future minimum lease payments required under the finance lease facilities

The future minimum lease payments required under the finance lease facilities as at September 30, 2019, were as follows:

As at
Sep 30, 2019
2019 (1)	6,774,144
2020	26,868,099
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024 - 2030	140,757,796
Total minimum lease payments	265,423,083
Less amounts representing interest and deferred finance fees	(45,324,301)
Net minimum lease payments	220,098,782
Amount receivable in respect of finance leases	(2,880,000)
Adjusted net minimum lease payments	217,218,782
(1)	Three-month period ending December 31, 2019